Prepayments and Other Current Assets (Parenthetical) (Detail)	Dec. 31, 2011 USD ($)		Dec. 31, 2011 CNY		Dec. 31, 2010 CNY		Dec. 31, 2011 Software License Arrangement USD ($)	Dec. 31, 2011 Software License Arrangement CNY	Dec. 31, 2011 Huayi Juren Information USD ($)	Dec. 31, 2011 Huayi Juren Information CNY
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Line Items]
Prepaid game distribution license fee	$ 2,286,798	[1]	14,392,878	[1]	12,914,265	[1]	$ 2,286,798	14,392,878
Proceeds receivable on deconsolidation of a subsidiary	$ 4,548,054	[2]	28,625,000	[2]	28,625,000	[2]			$ 4,548,054	28,625,000

[1]	In January 2010, and February 2010, respectively, the Group entered into agreements with third parties to license online games. As part of the agreements, the Group is required to make upfront payments for the licenses. As of December 31, 2011, the Group has paid RMB14,392,878 (US$2,286,798) in upfront payments, which is being recorded as a prepaid game distribution license fee.
[2]	The Group had a receivable due from the shareholder of Huayi Giant Information amounting to RMB 28,625,000 (US$4,548,054) due to the disposition of Huayi Giant Information in 2010. According to the disposition agreement, the settlement of the remaining consideration is subject to the completion of legal and administrative procedures by Huayi Giant Information, including obtaining of an Internet Content Provider certificate, Internet Publishing License and Internet Operation License.